Escrow Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Payments Related to Escrow Deposits

	2018	2017
Labor claims	335	304
Tax contingencies
Income tax on Interest on Equity	28	27
Pasep and Cofins taxes (1)	1,402	1,337
Donations and legacy tax (ITCD)	51	49
Urban property tax (IPTU)	87	80
Finsocial tax	38	37
Income and Social Contr. Tax on indemnity for employees’ ‘Anuênio’ benefit	275	267
Income tax withheld at source on inflationary profit	8	—
Contribution tax effective rate (2)	18	—
Others	156	117

	2,063	1,914
Others
Regulatory	53	60
Third party	9	16
Customer relations	6	6
Court embargo	12	14
Others	24	22

	104	118

	2,502	2,336

(1)	See more details in Note 25 – Provisions under the section relating to the ‘Anuênio indemnity’.
(2)

Escrow deposit in the legal action challenging an infringement claim relating to application of Social Contribution tax to amounts of cultural and artistic donations and sponsorship, expenses on punitive fines, and taxes with liability suspended.